Prepaid Expenses and Other Current Assets (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Provided amount of doubtful accounts of prepaid expenses and other current assets	$ 10,581	$ 0
ADS [Member]
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Stock repurchase program, authorized amount	400,000
ADS [Member] | Repurchase Program, Batch First [Member]
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Stock repurchase program, authorized amount	200,000
ADS [Member] | Repurchase Program, Batch Second [Member]
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Stock repurchase program, authorized amount	$ 200,000